Sector Allocation Model Fund Series
Investment Objective

The objective of the Sector Allocation Model Fund series (the “Fund”) of Institutional Investor Trust (the “Trust”) is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.
Shareholders Fees (fees paid directly from your investment)
Shareholder Fees	Sector Allocation Model Fund Series Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014
[ShareholderFeesAbstract]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sector Allocation Model Fund Series Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014
[OperatingExpensesAbstract]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	1.18%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year. (2) “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Sector Allocation Model Fund Series Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014 USD ($)
[ExpenseExampleAbstract]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432

Portfolio Turnover

The Fund incurs transaction costs, such as commissions (or other indirect transaction costs), when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The nine sectors are:

● Consumer Discretionary (XLY)
● Consumer Staples (XLP)
● Energy (XLE)
● Financial (XLF)
● Health Care (XLV)
● Industrial (XLI)
● Materials (XLB)
● Technology (XLK)
● Utilities (XLU)

Principal Investment Risks

Market Volatility: As with all market-traded securities, the risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

ETF Risk: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund’s investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can Occur: Remember that loss of money is a risk of investing in this or any other fund.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund’s average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index. Remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The return reflected for 2010 is for the period of September 13, 2010 (start of operations) to December 31, 2010

During the period shown in this bar chart, the highest return for a quarter was 11.01% (quarter ending March 31, 2013), and the lowest return for a quarter was -9.0% (quarter ending September 30, 2011).

Average Annual Total Returns
For the periods ended December 31, 2013, 2009, and 2004
Average Annual Total Returns	Sector Allocation Model Fund Series Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014	Sector Allocation Model Fund Series After Taxes on Distributions Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014	Sector Allocation Model Fund Series After Taxes on Distributions and Sales Sector Allocation Model Fund Class 2/24/2014 - 2/24/2014	Sector Allocation Model Fund Series S&P 500 Index 2/24/2014 - 2/24/2014
[AverageAnnualReturnAbstract]
1 Year	29.37%	15.16%	15.16%	32.39%
5 Years	26.49%	13.24%	13.24%	17.97%
10 Years	15.35%	9.18%	9.18%	7.41%

* Operations of the fund began September 13, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.